Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Assets and Liabilities Related to Operations (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016 [1]	Mar. 01, 2016	Jan. 01, 2016		Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 1,472,763	$ 2,689,456		$ 1,668,868	[1]
Other current financial assets	110,352	136,256		96,123	[1]
Other current non-financial assets	195,516	143,435		143,614	[1]
Trade and other current receivables	2,465,905	1,538,858		1,532,234	[1]	$ 1,532,234
Current accounts receivable from related parties	7,403	45,620		5,023	[1]
Inventories	246,089	99,198		133,854	[1]
Current tax assets	47,393	122,971		66,822	[1]
TOTAL CURRENT ASSETS	4,545,421	4,775,794		11,143,350	[1]
NON-CURRENT ASSETS
Other non-current financial assets	1,752,267	1,029,310		689,321	[1]
Other non-current non-financial assets	464,501	108,407		109,219	[1]
Trade and other non-current receivables	712,717	537,212		561,417	[1]	561,417
Investments accounted for using the equity method	2,747	1,770		43,596	[1]	43,596
Intangible assets other than goodwill	3,682,479	1,810,158		1,381,941	[1]	$ 1,381,941
Goodwill	713,175	714,758		625,492	[1]
Property, plant and equipment	8,092,467	7,693,156		7,045,689	[1]
Deferred tax assets	200,371	180,547		153,944	[1]
TOTAL NON-CURRENT ASSETS	15,623,569	12,075,678		10,611,120	[1]
TOTAL ASSETS	20,168,990	16,851,472		21,754,470	[1]
CURRENT LIABILITIES
Other current financial liabilities	689,768	753,857		968,618	[1]
Trade and other current payables	3,553,919	2,472,614		2,045,770	[1]
Current accounts payable to related parties	225,027	166,854		154,750	[1]
Other current provisions	269,966	179,266		179,254	[1]
Current tax liabilities	172,638	201,467		200,811	[1]
TOTAL CURRENT LIABILITIES	4,934,335	3,822,112		6,344,177	[1]
NON-CURRENT LIABILITIES
Other non-current financial liabilities	4,349,515	3,580,077		2,601,240	[1]
Other long-term provisions	660,305	348,454		258,883	[1]
Deferred tax liabilities	455,311	329,559		326,553	[1]
Non-current provisions for employee benefits	388,931	341,353		263,702	[1]
Other non-current non-financial liabilities	41,748	38,169		28,304	[1]
TOTAL NON-CURRENT LIABILITIES	6,956,148	5,149,621		3,877,950	[1]
TOTAL LIABILITIES	$ 11,890,483	$ 8,971,733		10,222,127	[1]
Assets and Liabilities Classified as Held for Distribution [Member]
CURRENT ASSETS
Cash and cash equivalents			$ 240,517	203,140
Other current financial assets			849	22,971
Other current non-financial assets			8,687	5,611
Trade and other current receivables			871,247	839,761
Current accounts receivable from related parties			48,967	33,248
Inventories			64,028	60,010
Current tax assets			41,178	28,594
TOTAL CURRENT ASSETS			1,275,473	1,193,335
NON-CURRENT ASSETS
Other non-current financial assets			37,560	30,628
Other non-current non-financial assets			8,411	6,717
Trade and other non-current receivables			21,735	20,266
Investments accounted for using the equity method			48,965	64,375
Intangible assets other than goodwill			63,293	60,380
Goodwill			1,325,314	1,249,377
Property, plant and equipment			5,145,674	4,828,726
Investment property			12,178	11,478
Deferred tax assets			32,134	31,530
TOTAL NON-CURRENT ASSETS			6,695,264	6,303,477
TOTAL ASSETS			7,970,737	7,496,812
CURRENT LIABILITIES
Other current financial liabilities			40,923	39,318
Trade and other current payables			765,735	781,396
Current accounts payable to related parties			89,457	77,784
Other current provisions			13,841	22,994
Current tax liabilities			30,850	21,291
Other current non-financial liabilities			13,695	8,618
TOTAL CURRENT LIABILITIES			954,501	951,401
NON-CURRENT LIABILITIES
Other non-current financial liabilities			1,352,395	1,291,537
Other non-current payables			7,294	8,497
Non-current accounts payable to related companies			376	137
Other long-term provisions			83,822	79,019
Deferred tax liabilities			355,845	331,054
Non-current provisions for employee benefits			83,196	77,480
Other non-current non-financial liabilities			651	613
TOTAL NON-CURRENT LIABILITIES			1,883,579	1,788,337
TOTAL LIABILITIES			$ 2,838,080	$ 2,739,738

[1]	As Restated